Advances to joint ventures (Tables)	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,397	3,263
Advances/shareholder loans to joint ventures	$3,397	$3,263